CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net of allowances for credit losses	$ 0	$ 976	$ 965	$ 960
Class A Ordinary Shares [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	1,927,488,240	1,927,488,240
Ordinary shares, issued	370,352,700	370,352,700
Ordinary shares, outstanding	370,352,700	370,352,700
Class B Ordinary Shares [Member]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	72,511,760	72,511,760
Ordinary shares, issued	72,511,760	72,511,760
Ordinary shares, outstanding	72,511,760	72,511,760